Investment Securities - Summary of Ranges Used in Valuation of Non-Agency Mortgage-Backed Securities Other Than Temporarily Impaired (Detail)	Dec. 31, 2013	Dec. 31, 2012
Prime Minimum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	7.00%	6.00%
Lifetime probability of default rates	3.00%	3.00%
Lifetime loss severity rates	30.00%	40.00%
Prime Maximum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	18.00%	22.00%
Lifetime probability of default rates	7.00%	6.00%
Lifetime loss severity rates	50.00%	50.00%
Prime Average [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	15.00%	14.00%
Lifetime probability of default rates	5.00%	4.00%
Lifetime loss severity rates	48.00%	47.00%
Non-Prime Minimum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	4.00%	3.00%
Lifetime probability of default rates	7.00%	3.00%
Lifetime loss severity rates	50.00%	45.00%
Non-Prime Maximum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	9.00%	10.00%
Lifetime probability of default rates	12.00%	10.00%
Lifetime loss severity rates	65.00%	65.00%
Non-Prime Average [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	5.00%	6.00%
Lifetime probability of default rates	9.00%	7.00%
Lifetime loss severity rates	58.00%	56.00%